Reserves	12 Months Ended
Dec. 31, 2022
Reserves
Reserves

23 Reserves

Retained earnings

The cumulative amount of goodwill written off directly to reserves resulting from acquisitions, net of disposals, amounted to $591m (2021: $615m; 2020: $636m) using year-end rates of exchange.

At 31 December 2022, 1,671,446 shares, at a cost of $112m, have been deducted from Retained earnings (2021: 3,922,122 shares, at a cost of $239m; 2020: 556,108 shares, at a cost of $51m) to satisfy future vesting of employee share plans.

There are no significant statutory or contractual restrictions on the distribution of current profits of subsidiaries; undistributed profits of prior years are, in the main, permanently employed in the businesses of these companies. The undistributed income of AstraZeneca companies overseas might be liable to overseas taxes and/or UK taxation (after allowing for double taxation relief) if they were to be distributed as dividends (see Note 4).

	2022	2021	2020
	$m	$m	$m
Cumulative translation differences included within Retained earnings
At 1 January	(1,934)	(1,143)	(2,189)
Foreign exchange arising on consolidation	(1,446)	(483)	443
Exchange adjustments on goodwill (recorded against other reserves)	(24)	(21)	22
Foreign exchange arising on designated liabilities in net investment hedges[1]	(282)	(321)	573
Fair value movements on derivatives designated in net investment hedges	(8)	34	8
Net exchange movement in Retained earnings	(1,760)	(791)	1,046
At 31 December	(3,694)	(1,934)	(1,143)

1	Foreign exchange arising on designated liabilities in net investment hedges includes $102m in respect of designated bonds and $(384)m in respect of designated contingent consideration and other liabilities. The change in value of designated contingent consideration liabilities relates to $(369)m in respect of BMS’ share of Global Diabetes Alliance, and $(15)m in respect of Almirall.

The cumulative loss with respect to costs of hedging is $3m (2021: gain of $4m; 2020: gain of $9m) and the loss during the year was $7m (2021: loss of $6m; 2020: gain of $9m).

The balance remaining in the foreign currency translation reserve from net investment hedging relationships for which hedge accounting no longer applied is a gain of $527m.

Other reserves

The other reserves arose from the cancellation of £1,255m of share premium account by the Company in 1993 and the redenomination of share capital of $157m in 1999. The reserves are available for writing off goodwill arising on consolidation and, subject to guarantees given to preserve creditors at the date of the court order, are available for distribution.